Other disclosures - Risk Management and Principal Risks - Gross exposure for loan commitment and financial guarantees (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[2]
Loan commitments and financial guarantee contracts
Final repayments	[1]	£ 0	£ 0	£ 0
Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		7,507
Net transfers between stages		0
Business activity in the year		2,848
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(39)
Final repayments		(270)
Closing/Ending balance		10,046	7,507
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		133,894
Net transfers between stages		0
Business activity in the year		14,843
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(3,197)
Final repayments		(13,293)
Closing/Ending balance		132,247	133,894
Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		191,398
Net transfers between stages		0
Business activity in the year		56,480
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		935
Final repayments		(49,846)
Closing/Ending balance		198,967	191,398
Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Final repayments		0
Closing/Ending balance		0	0
Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		126
Net transfers between stages		0
Business activity in the year		9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(3)
Final repayments		(12)
Closing/Ending balance		120	126
Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		145
Net transfers between stages		0
Business activity in the year		44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		76
Final repayments		(63)
Closing/Ending balance		202	145
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		6,948
Net transfers between stages		(39)
Business activity in the year		2,848
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		1
Final repayments		(216)
Closing/Ending balance		9,542	6,948
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		124,611
Net transfers between stages		117
Business activity in the year		14,619
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(1,151)
Final repayments		(12,437)
Closing/Ending balance		125,759	124,611
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		178,430
Net transfers between stages		(875)
Business activity in the year		53,685
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(487)
Final repayments		(44,914)
Closing/Ending balance		185,839	178,430
Stage 1 [member] | Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Final repayments		0
Closing/Ending balance		0	0
Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		41
Net transfers between stages		44
Business activity in the year		2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(48)
Final repayments		(4)
Closing/Ending balance		35	41
Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		58
Net transfers between stages		7
Business activity in the year		22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(1)
Final repayments		(24)
Closing/Ending balance		62	58
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		546
Net transfers between stages		47
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(40)
Final repayments		(53)
Closing/Ending balance		500	546
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		9,016
Net transfers between stages		(1,082)
Business activity in the year		218
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(1,172)
Final repayments		(742)
Closing/Ending balance		6,238	9,016
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		12,564
Net transfers between stages		580
Business activity in the year		2,779
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		1,190
Final repayments		(4,666)
Closing/Ending balance		12,447	12,564
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Final repayments		0
Closing/Ending balance		0	0
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		65
Net transfers between stages		(43)
Business activity in the year		1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		54
Final repayments		(6)
Closing/Ending balance		71	65
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		85
Net transfers between stages		(8)
Business activity in the year		22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		36
Final repayments		(36)
Closing/Ending balance		99	85
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		13
Net transfers between stages		(8)
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Final repayments		(1)
Closing/Ending balance		4	13
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		267
Net transfers between stages		965
Business activity in the year		6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(874)
Final repayments		(114)
Closing/Ending balance		250	267
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		404
Net transfers between stages		295
Business activity in the year		16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		232
Final repayments		(266)
Closing/Ending balance		681	404
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Final repayments		0
Closing/Ending balance		0	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		20
Net transfers between stages		(1)
Business activity in the year		6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(9)
Final repayments		(2)
Closing/Ending balance		14	20
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		2
Net transfers between stages		1
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		41
Final repayments		(3)
Closing/Ending balance		£ 41	£ 2

[1]	Cash recoveries of previously written off amounts
[2]	The comparatives for 2017 are presented on an IAS 39 basis